GOF P10 06/18

00212266

[Franklin Templeton Logo - Graphic]

SUPPLEMENT DATED June 8, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Global Macro Opportunities Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Ultra-Short Tax-Free Income Fund

Franklin Custodian Funds

Franklin Dynatech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

Franklin Global Trust

Franklin Global Listed Infrastructure Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flexible Alpha Bond Fund

Franklin Select U.S.  Equity Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Templeton Global Trust

Templeton Global Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Money Fund Trust

Franklin Templeton U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin Balance Sheet Investment Fund

Franklin MicroCap Value Fund

Franklin Small Cap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Dynamic Equity Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

I.  The following is added to the “Your Account” section of the prospectus of each Fund that offers Class C shares, except for Templeton Growth Fund, Inc.

Notice of Automatic Conversion of Class C Shares to Class A Shares after 10-Year Holding Period

At Board meetings held on February 26 and 27, 2018, the Board of Trustees approved an automatic conversion feature for the Fund’s Class C shares (which includes Class C1 shares as applicable) that will automatically convert shareholders’ Class C shares into Class A shares of the same Fund after they have been held for 10 years. After conversion, your new shares will be subject to Class A shares’ lower Rule 12b-1 fees.  The conversion feature will become effective on or about October 5, 2018.  Later that month Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of such Fund on the basis of the relative net asset values of the two classes. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of such Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Shareholders will not pay a sales charge, including a contingent deferred sales charge, upon the conversion of their Class C shares to Class A shares pursuant to this conversion feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods.  This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level.  In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Also effective October 5, 2018, new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares.  Accounts or plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.  The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the same Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

II.  At Board meetings held on May 17 and 18, 2018, the Board of Trustees/Directors approved various changes to the class structure of the Funds.

Effective on June 8, 2018, all Class M shares of the applicable Funds will be closed and will no longer be offered for sale. In addition, effective on or about September 10, 2018, for all Funds that have Class M shares, Class A shares of such Funds will be renamed “Class A1” shares and Class M shares will be renamed “Class A” shares.  In addition, Class A1 shares of such Funds will be closed to new investors effective at the close of market on September 7, 2018.  Existing investors who had an open and funded account as of that date will be able to continue to invest in Class A1 shares of the Fund through reinvestment of dividends, exchanges and additional purchases after such date. Employer sponsored retirement plans, benefit plans, or discretionary allocation programs that have Class A1 shares of a Fund available to participants or clients on or before September 7, 2018, may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

Also effective on or about September 10, 2018, certain front-end sales charges on Class A [and A1] shares of all Funds will be lowered.  In addition, certain dealer commissions paid by the Funds’ distributor from Class A [and A1] sales charges also will change.  Therefore, on or about September 10, 2018, for Class A shares of the Funds that currently have a maximum front-end sales charge of 5.75% (the “Equity Funds”), the new front-end sales charge and dealer commission schedules will be as follows:

Sales Charges - Class A
when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment	dealer commission (as a percentage of offering price)
Under $50,000	5.50%	5.82%	5.00%
$50,000 but under $100,000	4.50%	4.71%	4.00%
$100,000 but under $250,000	3.50%	3.63%	3.00%
$250,000 but under $500,000	2.50%	2.56%	2.25%
$500,000 but under $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00%	0.00%	Up to 1.00%

On or about September 10, 2018, for Class A [and A1] shares of the Funds that currently have a maximum front-end sales charge of 4.25% (the “Fixed Income Funds”), the new front-end sales charge and dealer commission schedules will be as follows:

Sales Charges - Class A
when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment	dealer commission (as a percentage of offering price)
Under $100,000	4.25%	4.44%	4.00%
$100,000 but under $250,000	3.25%	3.36%	3.00%
$250,000 but under $500,000	2.25%	2.30%	2.25%
$500,000 or more	0.00%	0.00%	Up to 1.00%

On or about September 10, 2018, for Class A [and A1] shares of the Funds that currently have a maximum front-end sales charge of 2.25% (the “Short-Term Funds”), the new front-end sales charge and dealer commission schedules will be as follows:

Sales Charges - Class A
when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment	dealer commission (as a percentage of offering price)
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.75%	1.78%	1.75%
$250,000 but under $500,000	1.25%	1.27%	1.25%
$500,000 or more	0.00%	0.00%	Up to 1.00%

Also effective on September 10, 2018, if you invest $1 million or more in an Equity Fund or $500,000 or more in a Fixed Income or Short-Term Fund, you will be able to buy Class A [or A1] shares without an initial sales charge. However, there will be a 1% contingent deferred sales charge (CDSC) on any shares of an Equity Fund that you sell within 18 months of purchase and a 0.75% CDSC on any shares of a Fixed Income or Short-Term Fund that you sell within 18 months of purchase. Effective on or about March 10, 2020, this CDSC will be 1% for all Funds.

III.  For each Fund, the following replaces the second to last paragraph under the “Sales Charge Reductions” section under “Your Account – Choosing a Share Class - Sales Charges - Class A [& A1] – Quantity Discounts – 1. Cumulative quality discount” in the prospectus:

The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price on the day of your current purchase. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton funds may have or maintain this information.

IV.  For each Fund, the following replaces the first paragraph under the “Sales Charge Reductions” section under “Your Account – Choosing a Share Class – Sales Charges – Class A [& A1] – Quantity Discounts – 2. Letter of intent (LOI)” in the prospectus:

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative quantity discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the LOI period. We will reserve 5% of your total intended purchase in Class A [or Class A1] shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

V.  For each Fund, the following replaces the first paragraph under the “Opening an account” column and the “By Phone/Online” row in the “Buying Shares” chart under “Your Account – Buying Shares” in the prospectus:

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone. To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.  You may open certain new accounts online at franklintempleton.com.

VI.  For each Fund, the following replaces the second paragraph under the “Adding to an account” column and the “By Phone/Online” row in the “Buying Shares” chart under “Your Account – Buying Shares” in the prospectus:

To make a same day investment, your phone or online order must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

VII.  For each Fund, the following replaces the third paragraph under the “Opening an account” column and the “By Wire” row in the “Buying Shares” chart under “Your Account – Buying Shares” in the prospectus:

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

VIII.  For each Fund, the following replaces the second paragraph under the “Adding to an account” column and the “By Wire” row in the “Buying Shares” chart under “Your Account – Buying Shares” in the prospectus:

To make a same day wire investment, the wired funds must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

IX.  For each Fund, the following replaces the first paragraph under “Your Account – Selling Shares” in the prospectus:

You can sell your shares at any time.  To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.  Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

X.  For each Fund, the following replaces the fourth paragraph under the “By Electronic Funds Transfer (ACH)” column in the “Selling Shares” chart under “Your Account – Selling Shares” in the prospectus:

If we receive your request in proper form prior to 1 p.m. Pacific time, or the regularly scheduled close of the New York Stock Exchange, whichever is earlier, proceeds sent by ACH generally will be available within two to three business days.

XI.  For each Fund, the following replaces the paragraph in the prospectus under “Account Policies – Calculating Share Price” that begins with “The Fund calculates the NAV per share each business day….”

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE.  The Fund’s NAV per share for each class is readily available online at www.franklintempleton.com/performance.

The Funds have agreements with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Funds. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary or its agent. If you place an order through an account at an intermediary, please consult with the intermediary to determine when your order will be executed, as some intermediaries may require that they receive orders prior to a specified cut-off time.

XII.  The following is added to the “Account Policies – Additional Policies” section of the prospectus of Franklin Alabama Tax Free-Income Fund, Franklin Arizona Tax Free Income Fund, Franklin California Tax Free Income Fund, Franklin Colorado Tax Free Income Fund, Franklin Connecticut Tax Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin Florida Tax Free Income Fund, Franklin Georgia Tax Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Kentucky Tax Free Income Fund, Franklin Louisiana Tax Free Income Fund, Franklin Maryland Tax Free Income Fund, Franklin Massachusetts Tax Free Income Fund, Franklin Michigan Tax Free Income Fund, Franklin Minnesota Tax Free Income Fund, Franklin Missouri Tax Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax Free Income Fund, Franklin Virginia Tax Free Income Fund, Templeton Dynamic Equity Fund, Templeton Emerging Markets Small Cap Fund, Templeton Frontier Markets Fund and Templeton Growth Fund, Inc.

•         The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

XIII.  The following is added to the “Account Policies – Additional Policies” section of the prospectus of Franklin California Tax Free Income Fund:

•         Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared).

XIV.  The following replaces the disclosure regarding Morgan Stanley in “Appendix A – Intermediary Sales Charge Discounts and Waivers:”

CLASS A PURCHASES THROUGH MORGAN STANLEY

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•     Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•     Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•     Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•     Shares purchased through a Morgan Stanley self-directed brokerage account

•     Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•     Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Please keep this supplement with your prospectus for future reference.

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